Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit) from Continuing Operations
The following table summarizes income tax (benefit) expense.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Current:
Federal	$911	$(132,625)	$(106,487)
State	(1,478)	(10,393)	5,774
Subtotal	(567)	(143,018)	(100,713)
Deferred:
Federal	(316,364)	(129,131)	(213,397)
State	(111,106)	(23,144)	(61,666)
Subtotal	(427,470)	(152,275)	(275,063)
Total income tax benefit	$(428,037)	$(295,293)	$(375,776)

Schedule of Reconciliation of Income Tax Expense to Amount Computed at the Federal Statutory Rate
Income tax benefit from continuing operations differed from amounts computed at the federal statutory rate of 21% on pre-tax income for reasons summarized below.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Tax at statutory rate	$(329,603)	$(263,361)	$(335,469)
State income taxes	(119,881)	(73,976)	(119,659)
Valuation allowance	20,974	106,548	81,522
Tax settlements	—	(33,384)	—
Federal and state tax credits	(3,079)	(11,628)	(7,908)
Other	3,552	(19,492)	5,738
Income tax benefit	$(428,037)	$(295,293)	$(375,776)

Effective tax rate	27.3%	23.5%	23.5%

Schedule of Reconciliation of the Beginning and Ending Amount of Reserve for Uncertain tax Positions
The following table reconciles the beginning and ending amount of reserve for uncertain tax positions, excluding interest and penalties.

	2021	2020	2019

	(Thousands)
Balance at January 1	$175,213	$259,588	$315,279
Additions for tax positions taken in current year	4,969	5,470	19,431
Additions for tax positions taken in prior years	1,850	7,250	8,929
Reductions for tax positions taken in prior years	—	(38,859)	(84,051)
Reductions for tax positions settled with tax authorities	—	(58,236)	—
Balance at December 31	$182,032	$175,213	$259,588

Summary of Source and Tax Effects of Temporary Differences Between Financial Reporting and Tax Bases of Asset and Liabilities
The following table summarizes the source and tax effects of temporary differences between financial reporting and tax bases of assets and liabilities.

	December 31,
	2021	2020

	(Thousands)
Deferred tax assets:
NOL carryforwards	$948,707	$789,544
Net unrealized losses	456,751	43,475
Federal tax credits	83,244	79,846
Alternative minimum tax credit carryforward	81,237	81,237
Investment in Equitrans Midstream	69,159	94,689
Federal and state capital loss carryforward	32,706	28,317
Incentive compensation and deferred compensation plans	20,409	22,419
Other	2,499	1,241
Total deferred tax assets	1,694,712	1,140,768
Valuation allowances	(550,967)	(529,992)
Net deferred tax asset	1,143,745	610,776
Deferred tax liabilities:
Property, plant and equipment	(2,051,051)	(1,945,299)
Total deferred tax liabilities	(2,051,051)	(1,945,299)
Net deferred tax liability	$(907,306)	$(1,334,523)